CONSOLIDATED FINANCIAL STATEMENTS - Subsidiaries (Details) - BRL (R$) R$ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Siderurgica Latino-Americana SA ("SILAT")
CONSOLIDATED FINANCIAL STATEMENTS
Percentage of equity interest acquired (as a percent)	3.65%
Loss in equity attributable to equity holders of the parent as a result of transactions with non-controlling shareholders	R$ 33,845
Gerdau GTL Spain S.L.
CONSOLIDATED FINANCIAL STATEMENTS
Country			Spain	Spain	Spain
Equity Interests (as a percent)			100.00%	100.00%	100.00%
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau
CONSOLIDATED FINANCIAL STATEMENTS
Country			Brazil	Brazil	Brazil
Equity Interests (as a percent)			100.00%	100.00%	100.00%
Gerdau Ameristeel Corporation and subsidiaries
CONSOLIDATED FINANCIAL STATEMENTS
Country			USA/Canada	USA/Canada	USA/Canada
Equity Interests (as a percent)			100.00%	100.00%	100.00%
Gerdau Acominas S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country			Brazil	Brazil	Brazil
Equity Interests (as a percent)			99.86%	99.86%	99.86%
Gerdau Acos Longos S.A. and subsidiaries
CONSOLIDATED FINANCIAL STATEMENTS
Country			Brazil	Brazil	Brazil
Equity Interests (as a percent)			99.83%	99.83%	99.82%
Gerdau Steel Inc.
CONSOLIDATED FINANCIAL STATEMENTS
Country			Canada	Canada	Canada
Equity Interests (as a percent)			100.00%	100.00%	100.00%
Gerdau Holdings Inc. and subsidiary
CONSOLIDATED FINANCIAL STATEMENTS
Country			USA	USA	USA
Equity Interests (as a percent)			100.00%	100.00%	100.00%
Paraopeba - Fixed-income investment fund
CONSOLIDATED FINANCIAL STATEMENTS
Country			Brazil	Brazil	Brazil
Equity Interests (as a percent)			47.34%	70.62%	89.26%
Percent of participation in investment fund			62.14%	73.54%	92.58%
Gerdau Hungria Holdings Limited Liability Company
CONSOLIDATED FINANCIAL STATEMENTS
Country			Hungary	Hungary	Hungary
Equity Interests (as a percent)			100.00%	100.00%	100.00%
GTL Equity Investments Corp.
CONSOLIDATED FINANCIAL STATEMENTS
Country			British Virgin Islands	British Virgin Islands	British Virgin Islands
Equity Interests (as a percent)			100.00%	100.00%	100.00%
Empresa Siderurgica del Peru S.A.A. - Siderperu
CONSOLIDATED FINANCIAL STATEMENTS
Country			Peru	Peru	Peru
Equity Interests (as a percent)			90.03%	90.03%	90.03%
Gerdau GTL Mexico, S.A. de C.V.
CONSOLIDATED FINANCIAL STATEMENTS
Country			Mexico	Mexico	Mexico
Equity Interests (as a percent)			100.00%	100.00%	100.00%
Seiva S.A. Florestas e Industrias
CONSOLIDATED FINANCIAL STATEMENTS
Country			Brazil	Brazil	Brazil
Equity Interests (as a percent)			97.73%	97.73%	97.73%
Gerdau Laisa S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country			Uruguai	Uruguai	Uruguai
Equity Interests (as a percent)			100.00%	100.00%	100.00%
Sipar Gerdau Inversiones S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country			Argentina	Argentina	Argentina
Equity Interests (as a percent)			99.99%	99.99%	99.99%
Sipar Aceros S.A. and subsidiary
CONSOLIDATED FINANCIAL STATEMENTS
Country			Argentina	Argentina	Argentina
Equity Interests (as a percent)			99.98%	99.98%	99.98%
Sizuca - Siderurgica Zuliana, C. A.
CONSOLIDATED FINANCIAL STATEMENTS
Country				Venezuela	Venezuela
Equity Interests (as a percent)				100.00%	100.00%
Percentage of interests in subsidiary sold		100.00%
GTL Trade Finance Inc.
CONSOLIDATED FINANCIAL STATEMENTS
Country			British Virgin Islands	British Virgin Islands	British Virgin Islands
Equity Interests (as a percent)			100.00%	100.00%	100.00%
Gerdau Trade Inc.
CONSOLIDATED FINANCIAL STATEMENTS
Country			British Virgin Islands	British Virgin Islands	British Virgin Islands
Equity Interests (as a percent)			100.00%	100.00%	100.00%
Gerdau Next S.A. and subsidiaries
CONSOLIDATED FINANCIAL STATEMENTS
Country			Brazil	Brazil	Brazil
Equity Interests (as a percent)			100.00%	100.00%